Summary of Significant Accounting Policies (Details) - Schedule of Revenue Generated from Geographic Regions	3 Months Ended
Mar. 31, 2024
development Services [Member] | European Union [Member]
Schedule of Revenue Generated from Geographic Regions [Line Items]
Revenue, Percentage	100.00%
development Services [Member] | Non-European Union [Member]
Schedule of Revenue Generated from Geographic Regions [Line Items]
Revenue, Percentage
development Services [Member] | United States [Member]
Schedule of Revenue Generated from Geographic Regions [Line Items]
Revenue, Percentage
Product Sales [Member] | European Union [Member]
Schedule of Revenue Generated from Geographic Regions [Line Items]
Revenue, Percentage
Product Sales [Member] | Non-European Union [Member]
Schedule of Revenue Generated from Geographic Regions [Line Items]
Revenue, Percentage	14.00%
Product Sales [Member] | United States [Member]
Schedule of Revenue Generated from Geographic Regions [Line Items]
Revenue, Percentage	86.00%